Subsequent Events (Details) - USD ($)				1 Months Ended				3 Months Ended	12 Months Ended
	May 04, 2022	Feb. 07, 2022	Jan. 02, 2022	May 31, 2022	Apr. 20, 2022	Apr. 19, 2022	Feb. 17, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 23, 2022	Nov. 24, 2021	Jul. 01, 2019
Subsequent Events (Details) [Line Items]
License fee (in Dollars)								$ 227,500	$ 225,000
Aggregate shares of common stock									3,200,000	3,200,000
Common stock, price (in Dollars per share)													$ 6.09
Issued to boustead warrants to purchase								111,111
Common stock authorized								250,000,000	250,000,000	2,300,000
Preferred stock authorized								10,000,000	10,000,000	1,150,000		1,150,000
Shares of common stock									1,600,000
Annual compensation (in Dollars)									$ 1,400,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Converted shares of common stock							5,626,365
Warrants exercisable price (in Dollars per share)											$ 10.35
Agent fee, percentage						7.50%
Management fee, percentage						1.00%
Aggregate subscription amount paid percentage						2.00%
Subsequent event, description	the Company’s compensation committee approved stock option grants under the Company’s 2022 Equity Incentive Plan to the Company’s executive officers, board members, employees and certain consultants. The stock options granted totaled 694,540 options, of which 500,000 were granted to the Company’s executive officers, and all of which have an exercise price of $6.45.
License fee (in Dollars)				$ 5,000
Contribution of employees compensation percentage			100.00%
Termination fee (in Dollars)		$ 300,000
Aggregate shares of common stock							2,222,222
Offering expenses (in Dollars)											$ 17,200,000
Issued to boustead warrants to purchase											111,111
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, price (in Dollars per share)							$ 9
Common stock authorized											250,000,000
Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock authorized											10,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Royalty rate				4.00%
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Royalty rate				5.00%
Subsequent Event [Member] | Private Placement [Member]
Subsequent Events (Details) [Line Items]
Converted shares of common stock						590,406
Aggregate net proceeds (in Dollars)						$ 7,000,000
Aggregate out-of pocket expenses to placement agent (in Dollars)						$ 85,000
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events (Details) [Line Items]
Aggregates purchase shares						590,406
Purchase price, per share (in Dollars)						$ 6.774
Warrants exercisable price (in Dollars per share)						$ 0.001
Subsequent Event [Member] | Preferred Investment Options [Member]
Subsequent Events (Details) [Line Items]
Aggregates purchase shares						1,180,812
Purchase price, per share (in Dollars)						$ 6.775
Warrants exercisable price (in Dollars per share)						$ 6.65
Subsequent Event [Member] | Wainwright Warrants [Member]
Subsequent Events (Details) [Line Items]
Warrants exercisable price (in Dollars per share)						$ 8.46875
Issued warrants						70,849
Shares percentage						6.00%
Exercise price (in Dollars per share)						$ 8.46875
Ology Amendment [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent event, description					the Company and Ology entered into a first amendment to the second Project Addendum (the “Ology Amendment”), see Notes 5 and 7. The Ology Amendment provides for an increase to the Company’s obligation of $0.3 million, specifically related to regulatory support on the project.
St. Jude Amendment [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent event, description				the Company and St. Jude entered into a first amendment to the St. Jude Agreement (the “St. Jude Amendment”), see Notes 5 and 7. The St. Jude Amendment provides for a revised development milestone timeline, a one-time license fee of $5,000, and an increase to the royalty rate from 4% to 5%. The St. Jude Amendment also provides for an increase to the contingent milestone payments, from $1.0 million to $1.9 million in the aggregate; specifically, development milestones of $0.3 million, regulatory milestones of $0.6 million, and commercial milestones of $1.0 million.